Goodwill - Schedule of Discounted Cash Flows Model (Details) - Goodwill - Post-tax	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	0.00%	0.00%
Discount rate (post-tax)	6.80%	6.20%